SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2014
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2:-       SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements were prepared in accordance with generally accepted accounting principles in the United States ("U.S. GAAP").

a.        Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates, judgments and assumptions. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting periods. Actual results could differ from those estimates.

b.        Financial statements in U.S. dollars:

The currency of the primary economic environment in which the operations of the Company and subsidiaries are conducted is the U.S. dollar. Most of the revenues are denominated and earned in U.S. dollars, and most purchases of materials and components are made in U.S. dollars. Financing and investing activities, including equity transactions and cash investments, are made in U.S. dollars and most of the Company's assets are denominated in U.S. dollars. Accordingly, the functional and reporting currency of the Company and subsidiaries is the U.S. dollar.

Accordingly, monetary amounts denominated in currencies other than the U.S. dollar are re-measured into U.S. dollars in accordance with the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 830 "Foreign currency matters." All transaction gains and losses of the remeasured monetary balance sheet items are reflected in the statement of operations as financial income or expenses, as appropriate.

c.        Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiaries. Intercompany balances and transactions have been eliminated upon consolidation.

d.        Cash and cash equivalents:

The Company considers all highly liquid investments that are readily convertible into cash with maturity of three months or less at the date of acquisition to be cash equivalents.

e.        Short-term deposits

The Company considers all highly liquid investments that are readily convertible into  cash with maturity of more than three months but less than one year as of the consolidated balance sheet date to be short-term deposits. As of December 31, 2014 and 2013, the Company held short-term deposits of $36,929 and $98,000, respectively, with an annual weighted average interest of 1.0% and 0.85%, respectively.

f.         Available for sale marketable securities:

The Company accounts for its investments in marketable securities in accordance with ASC No. 320 "Investments - Debt and Equity Securities". The Company determines the classification of marketable securities at the time of purchase and reevaluates such designations as of each balance sheet date. The Company classifies all of its marketable securities as available-for-sale. Available-for-sale marketable securities are carried at fair value, with the unrealized gain and loss reported as a separate component of shareholders' equity, accumulated other comprehensive income (loss). Realized gain and loss on sales of available-for-sale marketable securities are included in the Company's statements of comprehensive income and are derived using the specific identification basis for determining the cost of the available-for-sale marketable securities. The amortized cost of the available-for-sale marketable securities is adjusted for amortization of premiums and accretion of discount to maturity. Such amortization and accretion, together with interest on available-for-sale marketable securities, are included in financial income, net.

The Company recognizes an impairment charge when a decline in the fair value of its available-for-sale marketable securities below the cost basis is judged to be other-than-temporary. The Company considers various factors in determining whether to recognize an impairment charge, including the length of time the investment has been in a loss position, the extent to which the fair value has been less than the Company's cost basis, the investment's financial condition and the near-term prospects of the issuer. For securities that are deemed other-than-temporarily impaired, the amount of impairment recognized in the statement of operations is limited to the amount related to credit losses, while impairment related to other factors is recognized in other comprehensive income. During the years 2014, 2013 and 2012, the Company did not record any other-than-temporary impairment loss with respect to its available-for-sale marketable securities.

g.        Inventories:

Inventories are stated at the lower of cost or market value. The Company writes down the carrying value of its inventory for estimated obsolescence or unmarketable inventory in an amount equal to the difference between the cost of inventory and its estimated realizable value based upon assumptions about future demands and market conditions. During the years ended December 31, 2014, 2013 and 2012, the Company's write downs were immaterial.

Cost is determined as follows:

Raw materials - using the weighted average cost method.

Work in progress and finished products - using the weighted average cost method and calculated manufacturing costs.

h.        Property and equipment, net:

Property and equipment are stated at cost, less accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets.

The annual depreciation rates are as follows:

Percentage (%)
Office furniture and equipment	6-15
Computers, software and electronic equipment	17-33
Leasehold improvements	Shorter of the term of the lease or useful life

i.         Impairment of long-lived assets and intangible assets subject to amortization:

Property and equipment and intangible assets subject to amortization are reviewed for impairment in accordance with ASC No. 360, "Accounting for the Impairment or Disposal of Long-Lived Assets," whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.

Intangible assets acquired in a business combination are recorded at fair value at the date of acquisition. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and any accumulated impairment losses. The useful lives of intangible assets are assessed to be either finite or indefinite. Intangible assets that are not considered to have an indefinite useful life are amortized over their estimated useful lives. Some of the acquired intangible assets are amortized over their estimated useful lives in proportion to the economic benefits realized. This accounting policy results in accelerated amortization of such customer relationships as compared to the straight-line method. All other intangible assets are amortized over their estimated useful lives on a straight-line basis.

Intangible assets primarily represent acquired intangible assets, including technology, customer relationships, and backlog. The Company amortizes its intangible assets over their useful lives using a method that reflects the pattern in which the economic benefits life of the intangible assets are consumed or otherwise used up, in accordance with ASC No. 350.

During the years 2014, 2013 and 2012, no impairment losses were identified.

j.         Business combinations:

The Company accounts for business combinations in accordance with ASC No. 805. ASC No. 805 requires recognition of assets acquired, liabilities assumed, and any non-controlling interest at the acquisition date, measured at their fair values as of that date. Any excess of the fair value of net assets acquired over the purchase price is recorded as goodwill. Any subsequent changes in estimated contingencies are to be recorded in earnings. In addition, changes in valuation allowance related to acquired deferred tax assets and acquired income tax positions are to be recognized in earnings.

k.        Investment in affiliated company:

On July 4, 2010, the Company entered into a purchase agreement with a private company and invested approximately $200, in consideration for approximately 4% of the private company's share capital. The investment is stated at cost.

The Company's investment in the affiliated company is reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an investment may not be recoverable, in accordance with ASC 323-10-35. As of December 31, 2014, no impairment losses have been identified.

The above mentioned investment is reflected in the "Long-term investment and others" line item in the balance sheet as of December 31, 2014 and 2013.

l.         Goodwill impairment:

Goodwill reflects the excess of the purchase price of business acquired over the fair value of net assets acquired. Goodwill is not amortized but instead is tested for impairment at least annually or more frequently if events or changes in circumstances indicate that the carrying value may be impaired.

In accordance with ASC No. 350 Intangible – Goodwill and Other ("ASC 350"), the Company performs an annual impairment test at December 31 each year. The first step, identifying a potential impairment, compares the fair value of the reporting unit with its carrying amount. If the carrying amount exceeds its fair value, the second step would need to be performed; otherwise, no further step is required. The second step, measuring the impairment loss, compares the implied fair value of the goodwill with the carrying amount of the goodwill. Any excess of the goodwill carrying amount over the applied fair value is recognized as an impairment loss, and the carrying value of goodwill is written down to fair value.

The Company operates in one operating segment and such segment comprises its only reporting unit. During the years ended December 31, 2014, 2013 and 2012, no impairment losses were found.

m.       Research and development costs:

Research and development costs net of participation and grants from the Office of the Chief Scientist of the Ministry of Industry, Trade and Labor of Israel (the "OCS") are charged to expenses as incurred and primarily include personnel costs, prototype expenses and allocated facilities costs as well as depreciation of equipment used in research and development.

n.        Severance pay:

The Company's liability for severance pay for its Israeli employees which were employed until June 30, 2010,  is calculated pursuant to Israel's Severance Pay Law based on the most recent monthly salary of the employees multiplied by the number of years of employment as of the balance sheet date. Employees are entitled to one month's salary for each year of employment, or a portion thereof. The Company's liability is fully provided by monthly deposits with insurance policies and severance pay funds and by an accrual.

The deposited funds include profits (losses) accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israel's Severance Pay Law or labor agreements. The value of the deposited funds is based on the cash surrendered value of these policies.

The Company's agreements with employees in Israel, joining the Company since July 1, 2010, are in accordance with Section 14 of the Severance Pay Law, 1963, whereas, the Company's contributions for severance pay shall be instead of its severance liability. Upon contribution of the full amount of the employee's monthly salary, and release of the policy to the employee, no additional calculations shall be conducted between the parties regarding the matter of severance pay and no additional payments shall be made by the Company to the employee. Further, the related obligation and amounts deposited on behalf of such obligation are not stated on the balance sheet, as they are legally released from obligation to employees once the deposit amounts have been paid.

Severance expenses for the years ended December 31, 2014, 2013 and 2012 were $1,746, $1,051 and $1,024, respectively.

o.        Income taxes:

The Company and subsidiaries account for income taxes in accordance with FASB ASC No. 740, Income Taxes. ("ASC 740") prescribes the use of the liability method whereby deferred tax assets and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company and subsidiaries record a valuation allowance to reduce their deferred tax assets to the amount that they believe is more likely than not to be realized.

ASC No. 740 contains a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement.

The Company accrues interest and penalties related to unrecognized tax benefits in its taxes on income.

p.        Net income per share:

Basic net income per share is computed based on the weighted average number of Ordinary Shares outstanding during each year. Diluted net income per share is computed based on the weighted average number of Ordinary Shares outstanding during each year, plus dilutive potential Ordinary Shares considered outstanding during the year, in accordance with ASC No. 260 "Earnings Per Share".

q.        Accounting for stock-based compensation:

The Company measures and recognizes the compensation expense for all equity-based payments to employees and directors based on its estimated fair value in accordance with ASC No. 718 "Compensation-Stock Compensation".

ASC No. 718 requires the company to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service period in the Company's consolidated statements of comprehensive income.

The Company recognizes compensation expense based on the straight line method over the requisite service period of each of the awards or during the period which performance conditions are estimated to be satisfied, net of estimated forfeitures. ASC No. 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Estimated forfeitures are based on actual historical pre-vesting forfeitures and Company's expected pre-vesting forfeitures in future periods.

The Company measures the fair value of its options using the Black-Scholes-Merton option pricing model. The option-pricing model requires a number of assumptions, of which the most significant are the expected stock price volatility and the expected option term. Expected volatility was calculated based upon actual historical stock price movements over an historical term that is equivalent to the options expected term. The expected term of options granted in prior years was calculated using the simplified method (being the average between the vesting periods and the contractual life of the options in accordance with SAB 110). The risk-free interest rate is based on the U.S. Treasury yield curve of bonds with an equivalent term to the expected life of the options. The Company has historically not paid dividends and has no intention to pay dividends in the foreseeable future.

r.         Revenue recognition:

The Company generates revenues mainly from sales of processors processor based systems and software tools as well as from maintenance and support services.

Revenues from processors and processor based systems are recognized upon delivery in accordance with ASC No. 605 "Revenue Recognition," when persuasive evidence of an agreement exists, delivery of the product has occurred, the fee is fixed or determinable and collectability is probable. The Company does not have any substantial obligations after delivery. The Company does not grant a right of return to its customers. In addition if a transaction sale does not meet all the criteria, the revenue is deferred until all criteria are met.

In certain instances, the Company sells processor based systems together with software tools and maintenance and support services. In those cases the Company complies with the requirements set forth in ASC No. 605-25 "Revenue Recognition" relating to the separation of multiple deliverables into individual accounting units with determinable fair values.  Revenues from such software tools and maintenance were immaterial during the years ended December 31, 2014, 2013 and 2012.

Deferred revenues include mainly unearned amounts received from maintenance and support services.

In 2006, 2010 and 2012, the Company signed agreements with Marvell Technology Group Ltd. ("Marvell"). According to the agreements, Marvell manufactures and sells a customized version of the Company's NP-3, NP-4 and NP-5 network processors to Cisco Systems, Inc. ("Cisco") and pays the Company royalties for each processor it sells to Cisco.

Royalty revenue is recorded in accordance with ASC No. 605-45-45, "Considerations of Reporting Revenue Gross as a Principal versus Net as an Agent", on a net basis. In accordance with the Company's agreements with Marvell, Marvell sends the Company royalty reports, once a month, which reflect prior month's sales. Accordingly, the Company recognizes royalty revenues in the month that follows the month in which the sales are made by Marvell. Royalty revenues from Marvell amounted to $32,084, $27,495 and $23,287 for the years ended December 31, 2014, 2013 and 2012, respectively.

s.        Advertising expenses:

Advertising expenses are charged to the statements of comprehensive income, as incurred. Advertising expenses for the years ended December 31, 2014, 2013 and 2012 amounted to $270, $170 and $139 respectively.

t.         Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents, short term deposits, investments in available-for-sale marketable securities, foreign exchange contracts and trade receivables.

The Company's cash and cash equivalents and short-term deposits are invested with major banks mainly in Israel and the United States. The Company's investment policy, approved by the Board of Directors, limits the amount the Company may invest in any one type of investment or issuer, thereby reducing credit risk concentrations.

The Company invests only in highly rated financial instruments and maintains its cash equivalents, with fixed and floating interest rate income. Deposits in the United States may be in excess of insured limits and are not insured in other jurisdictions. Management believes that the financial institutions that hold the Company's investments have a high credit rating.

The Company's available-for-sale marketable securities include investments in highly rated marketable securities of governments and corporations. Those investments are mostly traded in the U.S. secondary market.

The Company's trade receivables are derived primarily from sales to customers and located mainly in North America, the Far East, Europe and Israel. The Company performs ongoing credit evaluations of its customers and has not experienced in recent years any unexpected material losses. An allowance for doubtful accounts is determined with respect to specific amounts that the Company has determined to be doubtful of collection.

The Company has entered into foreign exchange forward and options contracts intended to protect against the changes in value of forecasted non-dollar currency cash flows related to employees' salaries. These derivative instruments are designed to effectively hedge the Company's non-dollar currency exposure. (See also Note 4.)

u.        Fair value of financial instruments:

The carrying amounts of the Company's financial instruments, including cash and cash equivalents, available-for-sale marketable securities, short-term deposits, trade receivable, trade payables and other accounts payables and accrued liabilities, approximate fair value because of their generally short term maturities.

The Company accounts for certain assets and liabilities at fair value under ASC No. 820, "Fair Value Measurements and Disclosures" ("ASC 820"). Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. As a basis for considering such assumptions, ASC No. 820 establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 -     Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets;

Level 2 -     Includes other inputs that are directly or indirectly observable in the marketplace, other than quoted prices included in Level 1, such as quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets with insufficient volume or infrequent transactions, or other inputs that are observable (model-derived valuations in which significant inputs are observable), or can be derived principally from or corroborated by observable market data; and

Level 3 -     Unobservable inputs which are supported by little or no market activity.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The Company categorized each of its fair value measurements in one of these three levels of hierarchy.

The Company has entered into foreign exchange forward and options contracts intended to protect against the changes in value of forecasted non-dollar currency cash flows related to employees' salaries. These derivative instruments are designed to effectively hedge the Company's non-dollar currency exposure. (See also Note 5.)

v.        Royalty-bearing grants:

Royalty-bearing grants from the OCS for funding approved research and development projects are recognized at the time the Company is entitled to such grants, on the basis of the costs incurred and included as a reduction of research and development costs.

The Company is obligated to pay royalties to the OCS calculated at the rate of 3.5% to 4.5% of sales of the products developed with the OCS's participation up to 100% of the grants received linked to the U.S. dollar bearing annual interest at a rate of LIBOR. The obligation to pay these royalties is contingent on actual sales of the products, and in the absence of such sales, payment of royalties is not required.

Since the payment of royalties is not probable when the grants are received, the Company records a liability only when the related revenues are recognized, with a corresponding charge to cost of sales.  In the case of failure of a project that was financed by the OCS, the Company will not be obligated to pay any remaining royalties.

w.       Comprehensive income (loss):

The Company accounts for comprehensive income (loss) in accordance with ASC No. 220 "Comprehensive Income." This statement establishes standards for the reporting and display of comprehensive income (loss) and its components in a full set of general purpose financial statements. Comprehensive income (loss) includes all changes in equity during a period related to the Company. The Company determined that its items of other comprehensive income (loss) relate to unrealized gain )loss( on available-for-sale marketable securities, and unrealized gain (loss) on foreign currency cash flow hedge.

In February 2013, the FASB issued Accounting Standards Update (“ASU”) 2013-02, which requires entities to present information about significant items reclassified out of accumulated other comprehensive income (loss) by component either on the face of the statement where net income is presented or as a separate disclosure in the notes to the financial statements.

The following table shows the components and the effects on net income of amounts reclassified from accumulated other comprehensive income (loss) as of December 31, 2014:

	Year ended December 31, 2014
	Unrealized gains
	(losses) on	Unrealized gains
	marketable	(losses) on cash
	securities	flow hedges	Total

Balance as of December 31, 2013	$107	$330	$437
Changes in other comprehensive income (loss) before reclassifications	(2)	(1,091)	(1,093)
Amounts reclassified from accumulated other comprehensive income (loss) to:
Operating expenses	--	4	4
Financial income, net	(79)	--	(79)

Net current-period other comprehensive loss	(81)	(1,087)	(1,168)
Balance as of December 31, 2014	$26	$(757)	$(731)

x.        Derivatives and hedging:

The Company enters into forward and options contracts in order to limit its exposure to exchange rate fluctuation associated with payroll expenses mainly incurred in New Israeli Shekels ("NIS"). (See also Note 4.)

The Company accounts for derivatives and hedging in accordance with ASC No. 815, "Derivatives and Hedging". ASC No. 815 requires the Company to recognize all derivatives on the balance sheet at fair value. If the derivative meets the definition of a cash flow hedge and is so designated, changes in the fair value of derivatives will be recognized in other comprehensive income (loss) until the hedged item is recognized in statements of comprehensive income. The ineffective portion of a derivative's change in fair value is recognized in statements of comprehensive inome as finance income, net. During the years ended December 31, 2014, 2013 and 2012 the ineffective portion recognized in finance income, net was immaterial.

z.	Recently Issued Accounting Pronouncement:

On May 28, 2014, the FASB completed its Revenue Recognition project by issuing ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606). The new guidance establishes the principles to report useful information to users of financial statements about the nature, timing, and uncertainty of revenue from contracts with customers. The new Revenue Recognition guidance is effective for annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. Early application is not permitted. The Company has not yet selected a transition method and it is currently evaluating the effect that the updated standard will have on its consolidated financial statements and related disclosures.